American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

LIFE SCIENCES FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated April 1, 2007

The Advisor and C Classes will be closed to new investors as of the close of the
New York Stock Exchange (NYSE) on November 2, 2007. Advisor and C Class
shareholders who have open accounts may make additional investments until the close of the NYSE on November 23, 2007, after which time the Advisor and C
Classes will be closed to all investments, except reinvested dividends and capital gains distributions.

On December 3, 2007, Advisor and C Class shareholders will receive Investor
Class shares on a tax-free basis in exchange for their Advisor and C Class shares. The value of a shareholder's account will not change as a result of the transaction.

Accordingly, all references to the Advisor and C Classes should be deleted from the prospectus.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57444 0710

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

TECHNOLOGY FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated April 1, 2007

The Advisor Class will be closed to new investors as of the close of the New
York Stock Exchange (NYSE) on November 2, 2007. Advisor Class shareholders who have open accounts may make additional investments until the close of the NYSE on November 23, 2007, after which time the Advisor Class will be closed to all investments, except reinvested dividends and capital gains distributions.

On December 3, 2007, Advisor Class shareholders will receive Investor Class shares on a tax-free basis in exchange for their Advisor Class shares. The value of a shareholder's account will not change as a result of the transaction.

Accordingly, all references to the Advisor Class should be deleted from the prospectus.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57446 0710

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

INTERNATIONAL GROWTH FUND

[american century investments logo and text logo]

Supplement dated October 26, 2007 * Prospectus dated April 1, 2007

THE FIRST PARAGRAPH OF ITALICIZED TYPE IS DELETED ON THE COVER OF THE
PROSPECTUS.

THE FOLLOWING IS ADDED AS THE FIRST SECTION UNDER THE HEADING ADDITIONAL
POLICIES AFFECTING YOUR INVESTMENT ON PAGE 20 OF THE PROSPECTUS:

Eligibility for Investor Class Shares

The fund's Investor Class shares are available for purchase through financial intermediaries in the following types of accounts:

*  employer-sponsored retirement plans

*  broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts

*  insurance products and bank/trust products where fees are being charged

The fund's Investor Class shares also are available for purchase directly from
American Century by:

*  shareholders who held any account directly with American Century as of
   September 28, 2007, and have continuously maintained such account (this includes anyone listed in the registration of an account, such as joint owners, trustees or custodians, and the immediate family members of such persons)

*  current or retired employees of American Century and their immediate family members, and directors of the fund

Investors may be required to demonstrate eligibility to purchase Investor Class shares of the fund before an investment is accepted. The fund reserves the right, when in the judgment of American Century it is not adverse to the fund's interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

SPECIAL MEETING OF SHAREHOLDERS

At Special Meetings of Shareholders held July 27, 2007 and September 25, 2007, shareholders of the fund approved a change to the Advisor Class fee structure and the combination of A Class shares into Advisor Class shares. The fee structure change will result in a decrease of 25 basis points (0.25%) in the
Rule 12b-1 fee and a simultaneous increase of 25 basis points in the unified management fee, resulting in no change to the total expense ratio of the class.
In addition, the fund's Advisor Class will be combined with the A Class and will become subject to a maximum 5.75% front-end sales load.

THE FOLLOWING CHANGES ARE EFFECTIVE DECEMBER 3, 2007.

THE A CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON PAGE 4 OF THE PROSPECTUS IS
DELETED.

THE FOLLOWING REPLACES THE ADVISOR CLASS AVERAGE ANNUAL TOTAL RETURNS TABLE ON
PAGE 5 OF THE PROSPECTUS:

A CLASS(1)
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2006    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes                              17.60%    9.00%      8.28%
MSCI EAFE Index                                  26.34%    14.98%     7.71%
   (reflects no deduction
   for fees, expenses or taxes)
MSCI EAFE Growth Index                           22.32%    12.27%     5.07%
   (reflects no deduction
   for fees, expenses or taxes)
--------------------------------------------------------------------------------

(1)  PRIOR TO DECEMBER 3, 2007, THE A CLASS WAS REFERRED TO AS THE ADVISOR
     CLASS. PERFORMANCE PRIOR TO THAT DATE HAS BEEN RESTATED TO REFLECT THE A
     CLASS SALES CHARGE.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE SHAREHOLDER FEES TABLE ON
PAGE 6 OF THE PROSPECTUS.

THE ROW FOR THE ADVISOR CLASS IS DELETED FROM THE ANNUAL FUND OPERATING EXPENSES
CHART ON PAGE 6.

THE ROWS FOR THE ADVISOR CLASS ARE DELETED FROM THE EXAMPLE TABLES ON PAGE 7 OF
THE PROSPECTUS.

THE COLUMN FOR THE ADVISOR CLASS IS DELETED FROM THE MANAGEMENT FEES PAID TABLE
ON PAGE 11 OF THE PROSPECTUS.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER INVESTING THROUGH A FINANCIAL
INTERMEDIARY ON PAGE 15:

The fund's A, C and R Classes are intended for purchase by participants in employer-sponsored retirement plans. Additionally, the fund's A, B and C Classes are intended for persons purchasing shares through FINANCIAL INTERMEDIARIES that provide various administrative and distribution services. For more information regarding employer-sponsored retirement plan types, please see BUYING AND
SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE TABLE ON PAGE 15 OF THE PROSPECTUS:

A CLASS                                     B CLASS
--------------------------------------------------------------------------------
Initial sales charge(1)                     No initial sales charge
--------------------------------------------------------------------------------
Generally no contingent deferred            Contingent deferred sales charge
sales charge(2)                             on redemptions within six years
--------------------------------------------------------------------------------
12b-1 fee of 0.25%                          12b-1 fee of 1.00%
--------------------------------------------------------------------------------
No conversion feature                       Convert to A Class shares eight
                                            years after purchase
--------------------------------------------------------------------------------
Generally more appropriate                  Purchases generally limited to
for long-term investors                     investors whose aggregate
                                            investments in American Century
                                            funds are less than $50,000;
                                            generally offered through financial
                                            intermediaries(3)
--------------------------------------------------------------------------------

------
2

C CLASS                                     R CLASS
--------------------------------------------------------------------------------
No initial sales charge                     No initial sales charge
--------------------------------------------------------------------------------
Contingent deferred sales charge            No contingent deferred sales charge
on redemptions within 12 months
--------------------------------------------------------------------------------
12b-1 fee of 1.00%                          12b-1 fee of 0.50%
--------------------------------------------------------------------------------
No conversion feature                       No conversion feature
--------------------------------------------------------------------------------
Purchases generally limited to investors    Generally offered through
whose aggregate investments in              employer-sponsored retirement plans
American Century funds are less             and other fee-based arrangements(4)
than $1,000,000; generally more
appropriate for short-term investors
--------------------------------------------------------------------------------

(1)  THE SALES CHARGE FOR A CLASS SHARES DECREASES DEPENDING ON THE SIZE OF
     YOUR INVESTMENT, AND MAY BE WAIVED FOR SOME PURCHASES. THERE IS NO SALES
     CHARGE FOR PURCHASES OF $1,000,000 OR MORE.

(2)  A CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 1.00% WILL BE CHARGED ON
     CERTAIN PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN ONE YEAR
     OF PURCHASE.

(3)  INVESTORS IN SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS
     ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THIS
     CLASS IS NOT AVAILABLE FOR NEW EMPLOYER-SPONSORED RETIREMENT PLAN ACCOUNTS.

(4)  IRA ACCOUNTS IN R CLASS SHARES ESTABLISHED THROUGH FINANCIAL
     INTERMEDIARIES PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES. THE
     R CLASS IS AVAILABLE FOR EMPLOYER-SPONSORED RETIREMENT PLANS ONLY AFTER
     AUGUST 1, 2006.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH UNDER MULTIPLE CLASS INFORMATION ON
PAGE 28 OF THE PROSPECTUS:

American Century offers the following classes of shares of the fund: Investor
Class, Institutional Class, A Class, B Class, C Class and R Class.

THE FOLLOWING REPLACES THE FIRST PARAGRAPH OF THE SERVICE, DISTRIBUTION AND
ADMINISTRATIVE FEES SECTION ON PAGE 28 OF THE PROSPECTUS:

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R
Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available.
Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see MULTIPLE CLASS STRUCTURE in the statement of additional information.

THE FINANCIAL HIGHLIGHTS ON PAGE 33 OF THE PROSPECTUS ARE DELETED.

IN THE FINANCIAL HIGHLIGHTS ON PAGE 37 OF THE PROSPECTUS THE REFERENCES TO
ADVISOR CLASS SHOULD BE REPLACED WITH A CLASS.

------
3

THE FOLLOWING REPLACES THE TABLE ON THE BACK COVER OF THE PROSPECTUS:

                                                                      NEWSPAPER
FUND REFERENCE                 FUND CODE            TICKER            LISTING
-------------------------------------------------------------------------------
International Growth Fund
  Investor Class               041                  TWIEX             IntlGr
-------------------------------------------------------------------------------
  Institutional                341                  TGRIX             IntlGr
  Class
-------------------------------------------------------------------------------
  A Class                      741                  TWGAX             IntlGr
-------------------------------------------------------------------------------
  B Class                      308                  CBIGX             IntlGr
-------------------------------------------------------------------------------
  C Class                      441                  AIWCX             IntlGr
-------------------------------------------------------------------------------
  R Class                      214                  ATGRX             IntlGr
-------------------------------------------------------------------------------

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-57453 0710